Mining Rigs (Tables)	12 Months Ended
Dec. 31, 2025
Mining Rigs [Abstract]
Schedule of Mining Rigs

The details of mining rigs are as follows:

In thousands of USD	Mining rigs
Cost:
At January 1, 2023	122,203
Additions	63,041
Disposals	(16,731)
At December 31, 2023	168,513
Accumulated depreciation:
At January 1, 2023	(94,399)
Charge for the year	(25,663)
Disposals	15,127
At December 31, 2023	(104,935)
Impairment:
At January 1, 2023	(101)
Disposal	-
At December 31, 2023	(101)
Net book value:
At December 31, 2023	63,477

Cost:
At January 1, 2024	168,513
Additions (1)	24,982
Disposals	(8,590)
At December 31, 2024	184,905
Accumulated depreciation:
At January 1, 2024	(104,935)
Charge for the year	(19,470)
Disposals	6,925
At December 31, 2024	(117,480)
Impairment:
At January 1, 2024	(101)
Disposals	-
At December 31, 2024	(101)
Net book value:
At December 31, 2024	67,324

Cost:
At January 1, 2025	184,905
Additions (1)	644,975
Disposals	(2,389)
At December 31, 2025	827,491
Accumulated depreciation:
At January 1, 2025	(117,480)
Charge for the year	(82,967)
Disposals	2,338
At December 31, 2025	(198,109)
Impairment:
At January 1, 2025	(101)
Additions (2)	(8,665)
Disposals	51
At December 31, 2025	(8,715)
Net book value:
At December 31, 2025	620,667

(1)	Approximately US$595.9 million and US$16.7 million of addition to mining rigs in the year ended December 31, 2025 and 2024 were transferred from inventories.
(2)	During the year ended December 31, 2025, the Group recognized impairment losses of approximately US$8.7 million on certain mining rigs, predominantly older-generation rigs. This reflects changes in market conditions, including reduced expected economic performance, increased network hash rates and lower observable market prices for comparable rigs. The Group assessed the recoverable amount of these assets based on the higher of fair value less costs of disposal and value in use. Fair value less costs of disposal was determined with reference to recent transaction prices and available secondary market listings for comparable rigs, while value in use was estimated using discounted cash flow models based on expected future cash flows from mining operations. The value in use assessment involves significant judgment and is based on assumptions such as cryptocurrency prices, network hash rate, operating costs and discount rates. Following this assessment, the carrying amounts of the affected rigs were written down to their recoverable amounts, and the resulting impairment loss was recognized in profit or loss. No impairment losses were recognized for the years ended December 31, 2024 and 2023.